Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 — Intangible Assets

Intangible assets consisted of the following:

	Estimated Useful Lives (in Years)	March 31, 2022	December 31, 2021
Customer contracts	10	$9,859,499	$9,859,499
Developed technology	15	1,570,000	1,570,000
Non-compete agreements	3	810,000	810,000
Patents	5	230,000	230,000
Tradename	15	2,010,000	2,010,000
Licenses agreements	5	584,220	584,220
Total intangible assets		15,063,719	15,063,917
Less: amortization		(998,282)	(642,819)
Intangibles, net		$14,065,437	$14,420,900

Amortization (included in depreciation and amortization expense) for the three months ended March 31, 2022 and 2021 was $355,463 and $13,821, respectively.

The future amortization is as follows:

Years Ending December 31:
2022 (remainder of year)	$1,066,388
2023	1,421,850
2024	1,421,850
2025	1,421,850
2026	1,367,779
Thereafter	7,365,720
Total	$14,065,437

Note 6 — Intangible Assets

Intangible assets consisted of the following at December 31:

	Estimated Useful Lives (in Years)	2021	2020
Customer contracts	10	$9,859,499	$442,262
Developed technology	15	1,570,000	—
Non-compete agreements	3	810,000	—
Patents	5	230,000	—
Tradename	15	2,010,000	—
Licenses agreements	5	584,220	—
Total intangible assets		15,063,917	442,262
Less: amortization		(642,819)	(156,635)
Intangibles, net		$14,420,900	$285,627

Amortization (included in depreciation and amortization expense) for the years ended December 31, 2021 and 2020 was $486,184 and $57,853, respectively.

The future amortization is as follows:

Years Ending December 31:
2022	$1,421,692
2023	1,421,850
2024	1,421,850
2025	1,421,850
2026	1,367,937
Thereafter	7,365,721
Total	$14,420,900